Annual Fund Operating Expenses - Institutional Plus - Vanguard Real Estate II Index Fund - Institutional Plus Shares	May 28, 2021
Operating Expenses:
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.08%